Gold Bullion Loans (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Gold Bullion Loans Tables Abstract
Schedule of gold bullion loans

The balance of the gold bullion loans is as follows:

	August 31, 2019	August 31, 2018
Balance at beginning of year	$4,622,351	$3,394,998
Loans received	287,800	1,310,660
Less: repayment of loans converted to shares	(130,670)	(324,475)
Less: conversion component of convertible loans and finders fees	(120,000)	(151,000)
Interest accrued	375,921	337,012
Issuance of shares for interest payment	(311,015)	(236,369)
Interest accretion	268,280	272,991
Foreign exchange translation adjustment	5,460	18,534

Balance at end of year	$4,998,127	$4,622,351